Results for the year - Net sales and rebates - Gross-to-net sales reconciliation (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross sales	kr 455,692	kr 340,180	kr 298,187
Total gross-to-net sales adjustments	(278,738)	(199,380)	(171,241)
Net sales	176,954	140,800	126,946
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	55,894
Additional provisions, including increases to existing provisions	207,715
Amount used during the year	(190,278)
Effect of exchange rate adjustment	3,214
At the end of the year	74,877	55,894
US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	84,656	63,009	57,824
US Managed Care and Medicare | US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(161,123)	(112,929)	(96,716)
US wholesaler charge-backs | US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(56,443)	(40,354)	(37,036)
US Medicaid rebates | US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(24,667)	(19,810)	(17,307)
Other | US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(18,300)	(14,119)	(10,867)
Other | Non-US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(18,205)	(12,168)	(9,315)
Provision for sales rebates
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	50,822	34,052	30,878
Additional provisions, including increases to existing provisions	206,354	155,602	111,921
Amount used during the year	(189,580)	(141,370)	(106,116)
Adjustments, including unused amounts reversed during the year	(1,141)	(284)	166
Effect of exchange rate adjustment	3,044	2,822	(2,797)
At the end of the year	kr 69,499	kr 50,822	kr 34,052